Additional Notes - Summary of Contingent Liabilities (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Jun. 01, 2010 USD ($)	Jun. 01, 2010 EUR (€)
Disclosure of contingent liabilities [line items]
Milestone payment					$ 65.5	€ 53.8
Contingent liabilities [member]
Disclosure of contingent liabilities [line items]
Milestone payment		$ 236.5		€ 208.8
Deferred income from Obligations to Royalty Pharma	€ 988.9
Contingent liabilities incurred in relation to interests in associates			€ 223.1
Increase (decrease) in deferred tax liability (asset)	€ 40.6